Litigation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Litigation
Litigation

Note 6. Litigation

Effective as of March 31, 2023, a 2018 lawsuit filed by Philip Forman, against the Company and its former CEO relating to the validity of a June 25, 2015 Amendment to his November 10, 2014 Employment Agreement with the Company and claims for compensation on termination of his employment was settled. In the settlement, as full and complete consideration, the Company issued to Mr. Forman 1,850,000 shares of common stock of the Company with a fair value of $462,500.

Note 8. Litigation

In 2018, an action was commenced in the United States District Court Southern District of New York entitled JEC Consulting Associates, LLC. Liquidator of Lead Dog Capital LP against United Health Products t/k/a United EcoEnergy Corp and Douglas K. Beplate under Docket Number 18-cv-1139 (ER). The third-party action sought to remove a restrictive legend from a particular stock certificate for Three Million Fifty Thousand (3,050,000) shares and declare the shares to be free trading. The third-party plaintiff alleges that the Company and Mr. Beplate refused to have the restrictive legend on the stock certificate removed under Rule 144 and sought compensatory and punitive damages. The Federal court issued an order that the Securities Exchange Commission should review the claim before the District Court renders a final ruling. On April 22, 2022 the parties entered in a Settlement Agreement wherein the Company would agree to allow the removal of the restrictive legend as permitted under applicable securities laws and distribution of the shares to affiliates of the plaintiffs. Under the Settlement Agreement the Company will make no payments other than to pay expenses related to its own legal counsel.

Effective as of March 31, 2023, a 2018 lawsuit filed by Philip Forman, against the Company and its former CEO relating to the validity of a June 25, 2015 Amendment to his November 10, 2014 Employment Agreement with the Company and claims for compensation on termination of his employment was settled. In the settlement, as full and complete consideration, the Company issued to Mr. Forman 1,850,000 shares of common stock of the Company with a fair value of $462,500.

As mentioned in Note 7 above, the Company settled the SEC’s investigation through the filing of a consent judgment on the terms described in the Company’s Form 8-K filed on April 29, 2022, without the Company admitting or denying the SEC’s allegations.

The Company was also a party to the following legal proceedings:

On February 7, 2020, the Company filed the Original Petition for Fraud and Breach of Contract in the Texas District Court for the 215th Judicial District of Harris County against defendants Patterson Companies Inc., Patterson Management, L.P., Patterson Veterinary, Inc. and Patterson Logistics Services, Inc., and Animal Health International, Inc. On March 5, 2020, the defendants removed the case to U.S. District Court for Southern District of Texas. The defendants filed their answer in federal court on March 12, 2020. The original August 25, 2020 pretrial deadlines were extended. On January 18, 2022, the Company’s claims were dismissed, with prejudice, by the court. On February 9, 2022, the Company and Patterson reached an agreement on settlement of Patterson’s counterclaim. The Company agreed to pay $120,000 which was accrued as of December 31, 2021. The $120,000 settlement payment was paid in full in February 2022.

In August 2020, United Health Products filed suit against its former auditors, in Utah State Court, asserting claims related to professional negligence and breach of fiduciary duty. The Company and the defendant, through mediation reached an agreement on settlement in which the defendant agreed to pay $392,000 and the entire amount was paid in September 2022 and recorded as other income in the statement of operations (Note 10).